Leasehold Improvement and Equipment, Net - Schedule of Leasehold Improvement and Equipment (Details) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Furniture and education equipment	$ 32,172	$ 36,861
Computer equipment and software	44,034	15,529
Leasehold improvements	79,934
Leasehold improvement and equipment, gross	156,140	52,390
Less: accumulated depreciation	(34,914)	(28,198)
Leasehold improvement and equipment, net	$ 121,226	24,192
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Furniture and education equipment		35,291	93,777
Computer equipment and software		15,157	16,278
Leasehold improvements			187,975
Leasehold improvement and equipment, gross		50,448	298,030
Less: accumulated depreciation		(28,010)	(122,173)
Leasehold improvement and equipment, net		$ 22,438	$ 175,857